Note 6 - Accrued expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued expenses

Accrued expenses consist of the following:

	September 30,	December 31,
	2015	2014

Accrued former executive payment	$125,000	$100,000
Accrued legal professional fees	77,827	111,600
Accrued audit and tax preparation	67,500	55,500
Accrued clinical study expenses	62,495	64,464
Accrued inventory	30,927	-
Accrued board of directors fees	12,000	12,000
Accrued other	24,739	25,892
	$400,488	$369,456

6.	Accrued expenses

Accrued expenses consist of the following at December 31, 2014 and 2013:

	2014	2013

Accrued legal professional fees	$111,600	$29,500
Accrued executive severance	100,000	400,000
Accrued clinical study expenses	64,464	188,927
Accrued audit and tax preparation	55,500	91,000
Accrued board of director's fees	12,000	37,333
Accrued consultants	-	58,000
Accrued other	25,892	58,812
	$369,456	$863,572

On November 6, 2012, the Company entered into a Severance and Advisory Agreement (the “Severance Agreement”) with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company. Pursuant to the Severance Agreement, Mr. Cashman will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first. The Company achieved three of the four bonus payment events in 2014 and paid $300,000 in accrued executive severance during the year ended December 31, 2014. The accrued executive severance at December 31, 2014 and 2013 represents the unpaid portion of the bonus payments.